Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 4,387,797	$ 1,477,552	$ 11,225,038
Marketable Securities	2,281,074
Inventory	93,663	151,204	248,784
Account receivable	3,012	26,440	6,551
Prepaid expenses and deposits	605,818	116,389	65,926
Investment in affiliates	794,717	2,909,674	2,908,300
Loan receivable from SRM Entertainment Ltd		1,458,914	1,502,621
Current assets held for sale		611,316	322,525
Total current assets	8,166,081	6,751,489	16,279,745
Long-Term Assets
Right of use assets	521,519	643,977	797,311
Intangible assets, net
Goodwill
Intellectual property, net	2,612,907		375,000
Fixed assets, net	30,923	52,494	101,674
Assets held for sale		1,242,803	1,313,735
Total assets	11,331,430	8,690,763	18,867,465
Liabilities and Shareholders’ Equity
Accounts Payable	1,689,697	1,548,384	710,029
Convertible notes, net of discounts	2,000,000	2,000,000
Current portion of lease liability	206,015	164,170	118,102
Accrued liabilities			46,352
Accrued liabilities	89,245	41,326
Accrued interest	229,261	110,905
Covid - 19 SBA Loan	49,166	47,533	47,547
Current liabilities held for sale		593,192	647,055
Total current Liabilities	4,263,384	4,505,510	1,569,085
Long-term portion lease liability	358,920	519,659	695,961
Total liabilities	4,622,304	5,025,169	2,265,046
Shareholders’ Equity
Preferred stock, $0.001 par value, 100,000 shares authorized of which none are issued and outstanding
Common stock, $.001 par value, 100,000,000 shares authorized, of which 37,208,759 and 22,338,888 shares issued and outstanding as of September 30, 2023 and December 31, 2022	37,209	22,339	24,046
Additional paid-in capital	65,950,427	53,763,929	51,668,019
Common stock payable	725,230	477,000	285,000
Accumulated deficits	(60,003,740)	(50,597,674)	(35,374,646)
Total Shareholders’ Equity	6,709,126	3,665,594	16,602,419
Total Liabilities and Shareholders’ Equity	$ 11,331,430	8,690,763	$ 18,867,465
Revision of Prior Period, Adjustment [Member]
Assets
Cash		1,477,552
Inventory		151,204
Account receivable		26,440
Prepaid expenses and deposits		116,389
Investment in affiliates		2,909,674
Loan receivable from SRM Entertainment Ltd		1,458,914
Current assets held for sale		611,316
Total current assets		6,751,489
Long-Term Assets
Right of use assets		643,977
Intangible assets, net
Goodwill
Intellectual property, net
Fixed assets, net		52,494
Assets held for sale		1,242,803
Total assets		8,690,763
Liabilities and Shareholders’ Equity
Accounts Payable		1,548,384
Convertible notes, net of discounts		2,000,000
Current portion of lease liability		164,170
Accrued liabilities		152,231
Covid - 19 SBA Loan		47,533
Current liabilities held for sale		593,192
Total current Liabilities		4,505,510
Long-term portion lease liability		519,659
Total liabilities		5,025,169
Shareholders’ Equity
Common stock, $.001 par value, 100,000,000 shares authorized, of which 37,208,759 and 22,338,888 shares issued and outstanding as of September 30, 2023 and December 31, 2022		22,339
Additional paid-in capital		53,763,929
Common stock payable		477,000
Accumulated deficits		(50,597,674)
Total Shareholders’ Equity		3,665,594
Total Liabilities and Shareholders’ Equity		$ 8,690,763